Total Capital and Net Income Per Common Unit - Additional Information - Series D Detachable Warrants (Details) - $ / shares	1 Months Ended
	Jun. 30, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Sep. 25, 2017
Class of Stock [Line Items]
Warrants outstanding (units)		6,750,000	6,750,000	6,750,000
Exercise price of warrants (USD per unit)						$ 0.01
The $4.55 Warrants
Class of Stock [Line Items]
Warrants outstanding (units)	4,500,000
Exercise price of warrants (USD per unit)	$ 4.55
The $6.05 Warrants
Class of Stock [Line Items]
Warrants outstanding (units)	2,250,000
Exercise price of warrants (USD per unit)	$ 6.05
Series D Warrant
Class of Stock [Line Items]
Warrants outstanding (units)					2,250,000
Exercise price of warrants (USD per unit)		$ 4.55			$ 6.05
Series D Preferred Units
Class of Stock [Line Items]
Common units issued	4,000,000
Preferred units dividend rate	10.50%